Debentures (Tables)	12 Months Ended
Dec. 31, 2024
Debentures [Abstract]
Schedule of Debentures	Composed as follows:
	December 31, 2024		December 31, 2023
	Face value	Carrying amount	Face value	Carrying amount
	€ in thousands		€ in thousands
Debentures	198,421	191,529	141,689	140,087
Less current maturities	37,719	35,706	35,698	35,200
Total long-term debentures	160,702	155,823	105,991	104,887

Schedule of Aggregate Annual Maturities	The aggregate annual maturities are as follows:
	December 31	December 31
	2024	2023
	€ in thousands
Second year	28,695	35,212
Third year	39,012	28,692
Fourth year	39,517	13,625
Fifth year	35,704	13,657
Sixth year and thereafter	12,895	13,701

Long-term debentures	155,823	104,887
Current maturities	35,706	35,200
	191,529	140,087